Organization and Basis of Presentation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended					1 Months Ended				1 Months Ended				1 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended
	Feb. 14, 2012 Entity	Dec. 31, 2013 CNY	Dec. 31, 2010	Feb. 14, 2012 HYD Holding Limited ("HYD Holding")	Feb. 14, 2012 OWX Group Limited ("OWX BVI")	Feb. 14, 2012 OWX Development Limited ("OWX Development")	Feb. 14, 2012 3GUU Holding Limited ("3GUU Holding")	Dec. 31, 2013 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2013 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Aug. 23, 2011 Restructuring Non-controlling interests	Aug. 23, 2011 Restructuring VODone Limited	Aug. 31, 2011 Dragon Joyce Group	Oct. 27, 2009 Dragon Joyce Group	Aug. 23, 2011 Dragon Joyce Group Restructuring Non-controlling interests	Aug. 23, 2011 Dragon Joyce Group Restructuring VODone Limited	Aug. 31, 2011 OWX Holding	Oct. 11, 2010 OWX Holding	Aug. 23, 2011 OWX Holding Restructuring Non-controlling interests	Aug. 23, 2011 OWX Holding Restructuring VODone Limited	Aug. 31, 2011 3GUU Group	Dec. 31, 2010 3GUU Group	Dec. 31, 2010 3GUU Group VODone Limited	Feb. 14, 2012 3GUU Group Subsidiaries 3GUU Holding Limited ("3GUU Holding")	Aug. 23, 2011 3GUU Group Restructuring Non-controlling interests	Aug. 23, 2011 3GUU Group Restructuring VODone Limited	Aug. 31, 2011 Noncontrolling interest holders of Dragon Joyce, OWX Holding and 3GUU BVI Restructuring	Feb. 14, 2012 Beauty Wave Limited And China Wave Group Limited Subsidiaries Held by HYD Holding Limited	Feb. 14, 2012 OWX Hong Kong Limited ("OWX HK") Subsidiaries Held by OWX Development Limited
Organization And Basis Of Presentation [Line Items]
Number of transactions made for the acquisition of phone games, handset design and smart phone games businesses			3
Business acquisition, equity interest acquired														70.00%		70.00%		70.00%		70.00%		70.00%	70.00%			70.00%
Business acquisition, ordinary shares issued													106,500,000				43,500,000				59,999,000						90,000,000
Business acquisition, equity interest acquired											29.80%				30.00%				30.00%						30.00%
Business acquisition, equity ownership by Parent												70.20%
Number of wholly owned subsidiaries established	4
Percentage of ownership interest in subsidiary				100.00%	100.00%	100.00%	100.00%																	100.00%				100.00%	100.00%
Technology services agreement (VIE), income distribution percentage		40.00%
Technology services agreement, term		Monthly basis
Loan agreement, maturity term		10 years
Loan agreement, maturity extension period		10 years
Loan agreement, aggregate principal amount drawn from WOFE by VIE's shareholders		10,000
Technology services and market promotion fees								$ 3,150	19,067	16,750